SCHEDULE OF ACTIVITY RELATED TO DERIVATIVE LIABILITIES (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance as of December 31, 2020
Issuances of warrants/conversion option – derivative liabilities	313,868
Warrants exchanged for common stock
Change in fair value of warrants/conversion option - derivative liabilities	1,196,132
Ending balance as of June 30, 2021	$ 1,510,000